Commitments and Contingencies - Summary of Future minimum rental commitments under noncancelable operating leases (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2021	$ 12,313
2022	13,366
2023	10,224
2024	6,971
2025	5,871
Thereafter	0
Total	$ 48,745